Warrant Liability	12 Months Ended
Dec. 31, 2023
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Warrant Liability

6. Warrant Liability

AgeX determines the accounting classification of warrants it issues, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, then in accordance with ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, Distinguishing Liabilities from Equity, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate AgeX to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing a variable number of shares. If warrants do not meet liability classification under ASC 480-10, AgeX assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815-40, and in order to conclude equity classification, AgeX also assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or other applicable U.S. GAAP.

As a condition of each amount drawn up to $15,160,000 from the 2022 Secured Note, on receipt of each amount drawn AgeX granted to Juvenescence a number of warrants equal to 50% of the gross value of the relevant advance made. The gross value is the quotient of the drawdown amount and the exercise price. The exercise price was based on the market closing price of AgeX’s common stock on the NYSE American on the one day preceding the delivery of the relevant drawdown notice. See Note 5, Related Party Transactions.

AgeX has utilized the full credit available under the 2022 Secured Note that is subject to warrants and accordingly the warrants were issued for each of the advances of loan funds under the 2022 Secured Note. After all relevant assessments, AgeX determined that the warrants issued under the 2022 Secured Note require classification as a liability pursuant to ASC 480, Distinguishing Liabilities from Equity. In accordance with the accounting guidance, for each reporting period prior to the full drawdown of the entire $15,160,000 of the 2022 Secured Note line of credit subject to warrants, the amount of warrant liability was determined and recognized on the balance sheet for the applicable reporting period based on the number of warrants that would have been issued if $15,160,000 of the 2022 Secured Note line of credit was drawn. The amount of warrant liability attributed to the expected future issuance of warrants upon subsequent loan draws was subsequently adjusted for the fair value of warrants actually issued upon each loan draw, and the number of warrants that could be issued for the remaining credit available was re-measured for the applicable reporting period with changes being recorded as a component of net other expense in the consolidated statements of operations.

Under the Third Amendment, AgeX is not obligated to issue additional warrants to Juvenescence in connection with the receipt of loan funds up to $4 million made available pursuant to the Second Amendment. See Note 5, Related Party Transactions, for further details of the Second Amendment and the Third Amendment.

The fair value of the warrant liabilities was measured using a Black-Scholes option pricing model. Significant inputs into the model at the inception date, the date when warrants were issued upon receipt of amounts drawn during the period, and as of the reporting period end remeasurement dates are as follows:

Black-Scholes Assumptions	Exercise Price (1)	Warrant Expiration Date (2)	Stock Price (3)	Interest Rate (annual) (4)	Volatility (annual) (5)	Time to Maturity (Years)	Calculated Fair Value per Share
Inception Date: 2/14/2022	$27.43	2/13/2025	$24.32	1.80%	122.99%	3	$17.11
Issuance Date: 2/14/2022	$27.43	2/13/2025	$24.32	1.80%	122.99%	3	$17.11
Issuance Date: 2/15/2022	$27.43	2/14/2025	$26.28	1.80%	123.28%	3	$18.81
Period Ended 3/31/2022	$33.06	3/30/2025	$30.04	2.45%	123.28%	3	$21.36
Issuance Date: 4/4/2022	$30.94	4/3/2025	$28.79	2.61%	123.31%	3	$20.59
Issuance Date: 6/6/2022	$25.01	6/5/2025	$28.14	2.94%	122.62%	3	$20.84
Period Ended 6/30/2022	$21.10	6/29/2025	$20.27	2.99%	122.21%	3	$14.53
Issuance Date: 8/16/2022	$23.56	8/15/2025	$22.51	3.19%	121.37%	3	$16.07
Period Ended 9/30/2022	$21.45	9/29/2025	$19.75	4.25%	121.49%	3	$14.09
Issuance Date: 10/21/2022	$24.27	10/20/2025	$21.81	4.52%	120.51%	3	$15.42
Issuance Date: 12/14/2022	$20.75	12/13/2025	$18.99	3.94%	120.01%	3	$13.40
Period Ended 12/31/2022	$19.34	12/30/2025	$19.41	4.22%	119.31%	3	$13.93
Issuance Date: 1/25/2023	$25.85	1/24/2026	$26.42	3.84%	119.17%	3	$18.98
Inception Date: 2/9/2023	$24.72	2/8/2026	$23.20	4.15%	118.94%	3	$16.38
Issuance Date: 2/15/2023	$21.93	2/14/2026	$21.10	4.35%	118.93%	3	$14.99
Period Ended 3/31/2023	$23.25	3/30/2026	$23.32	3.81%	113.43%	3	$16.15
Issuance Date: 4/4/2023	$23.25	4/3/2026	$23.67	3.60%	113.01%	3	$16.39

(1)	Based on the market closing price of AgeX’s common stock on the NYSE American on the day prior to each debt Inception Date, on each presented period ending date, and one day prior to the delivery of the relevant drawdown notice in accordance with terms of the 2022 Secured Note (with such drawdown notice delivery date being shown as the Issuance Date in the table), and as adjusted to reflect the Reverse Stock Split. For this purpose, the date on which the 2022 Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.

(2)	Warrants are exercisable over a three-year period from each Issuance Date.

(3)	Based on the market price of AgeX’s common stock on the NYSE American as of each date presented.

(4)	Interest rate for U.S. Treasury Bonds, as of each date presented, as published by the U.S. Federal Reserve.

(5)	Based on the historical daily volatility of AgeX common stock as of each date presented.

The warrants outstanding and fair values at each of the respective valuation dates are summarized below.

Warrant Liability	Credit Line and Draw Amounts (in thousands)		Warrants		Fair Value per Share	Fair Value (in thousands)
Fair value as of January 1, 2022	$-		-		$-	$-
Fair value at initial measurement date of 2/14/2022	13,160	(1)	239,860	(2)	17,11	4,103
Fair value of warrants issued on 2/14/2022	(7,160	)(3)	(130,501	)(4)	17.11	(2,232)
Fair value of warrants issued on 2/15/2022	(1,000	)(3)	(18,226	)(4)	18.81	(343)
Fair value of warrants issued on 4/4/2022	(1,000	)(3)	(16,162	)(4)	20.59	(333)
Fair value of warrants issued on 6/6/2022	(1,000	)(3)	(19,995	)(4)	20.84	(417)
Fair value of warrants issued on 8/16/2022	(1,000	)(3)	(21,222	)(4)	16.07	(341)
Fair value of warrants issued on 10/21/2022	(500	)(3)	(10,301	)(4)	15.42	(159)
Fair value of warrants issued on 12/14/2022	(1,000	)(3)	(24,096	)(4)	13.40	(323)
Change in fair value of warrants	-		-		-	225
Fair value as of December 31, 2022	$500	(1)	12,924	(2)	$13.93	$180
Fair value of warrants issued on 1/25/2023	(500	)(3)	(9,671	)(4)	18.98	(184)
Fair value at initial measurement date of 2/9/2023	2,000	(1)	40,457	(2)	16.38	663
Fair value of warrants issued on 2/15/2023	(1,000	)(3)	(22,801	)(4)	14.99	(342)
Fair value of warrants issued on 4/4/2023	(1,000	)(3)	(21,507	)(4)	16.39	(352)
Change in fair value of warrants	-		-		-	35
Fair value as of December 31, 2023	$-	(1)	-	(2)	$-	$-

(1)	Amount of credit available under the 2022 Secured Note on date of inception and as of each period end date. For this purpose, the date on which the 2022 Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.

(2)	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.

(3)	Amount of drawdown as of the date presented.

(4)	Number of warrants issued upon receipt of amounts drawn against the 2022 Secured Note as of the date presented.

During the years ended December 31, 2023 and 2022, AgeX recorded a loss of $35,000 and $225,000, respectively, on changes in the fair value of warrants.

The warrant liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about future activities and AgeX’s stock prices and historical volatility as inputs. None of the warrants issued have been exercised.